Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	June 30, 2025	March 31, 2025

Accounts payable	$10,168	$11,650
Accrued liabilities	5,148	2,254
Holdback payable	500	500
Other payable	1,241	973

	$17,057	$15,377